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                          IDS Global Balanced Fund
                            1998 ANNUAL REPORT
                            (PROSPECTUS ENCLOSED)

(icon of) Compass

The goal of IDS Global Balanced Fund, a part of IDS Global Series, Inc., is to provide a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc.

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An International
Blend

IDS Global Balanced Fund offers a logical first step for investors who want to have some exposure to foreign markets, but also want to avoid the greater volatility of a portfolio consisting of only foreign stocks.

  IDS GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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  Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Managers                              4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               21
Federal Income Tax Information                          34


1998 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p

Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p

Distributions and Taxes                              22p

Personalized Shareholder
Information                                          24p

About the Company                                    25p

Quick Telephone Reference                            27p

Financial Highlights                                 28p

  (This annual report is not part of the prospectus.)  ANNUAL REPORT - 1998

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From the Chairman

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce
(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the Portfolio Managers

Despite a major downturn in worldwide financial markets late in the fiscal year, IDS Global Balanced Fund generated a double-digit return for the period as a whole. Over the 12 months -- November 1997 through October 1998 -- the Fund's Class A shares generated a total return of 11.01%.

The period got off to a slow start, as the aftershock of the financial collapse in Asia was still being felt around the world. Although the Fund's exposure to Asian markets was minimal, the turmoil did have some effect, and the Fund managed only a slight advance through January.

The next three months were far more productive. Buoyed by ongoing low inflation, a healthy economy and generally good corporate profits, the U.S. stock market mounted a powerful

  IDS GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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advance.  And in Europe,  the Fund's  other  major  investment  exposure,  the
returns were even  better.  Bonds  also  gained  some  ground,   though  to  a
much-smaller degree.

A RAPID REVERSAL
The positive environment was not to last, however. With investors still wondering how much negative effect Asia's problems might eventually have on other markets, in late summer Russia, already on shaky economic ground, defaulted on its loan obligations and was forced to devalue its currency. That development sent shock waves throughout the world and, compounded by the financial woes of certain hedge funds, led to a tidal wave of stock-selling for several weeks. Fortunately, the Funds' bond holdings helped mitigate the extent of downturn, which was followed by a remarkable rebound in October that concluded the fiscal year on an encouraging note.

For the most part, we kept the majority of assets invested in stocks, concentrating on two regions: the United States and Europe, chiefly the United Kingdom, France, Italy and Germany. We altered the asset mix at times, with the stock portion ranging from just under half at the outset of the fiscal year to about two-thirds last spring, which is roughly where it stayed through period-end.

Looking toward the new fiscal year, the low-inflation trend that has benefited both stocks and bonds in recent years remains in place throughout the world's major economies. In addition, central banks, including the Federal Reserve in the U.S., have recently shown a willingness to reduce short-term interest rates to thwart the possibility of a global recession. In Europe, the financial markets should benefit from improving economies, as well as the introduction of a common currency in 1999. As for the U.S., a potential slowdown in corporate profits could hinder the stock market, but, overall, the investment environment appears to be reasonably good.



Peter Lamaison
(picture of) Peter Lamaison
Peter Lamaison
Portfolio manager


Ray Goodner
(picture of) Ray Goodner
Ray Goodner
Portfolio manager


(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $5.79
Oct. 31, 1997                                                   $5.33
Increase                                                        $0.46

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $0.12
From capital gains                                              $  --
Total distributions                                             $0.12

Total return*                                                   11.01%**


Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $5.77
Oct. 31, 1997                                                   $5.31
Increase                                                        $0.46

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $0.08
From capital gains                                              $  --
Total distributions                                             $0.08

Total return*                                                   10.18%**


Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                   $5.79
Oct. 31, 1997                                                   $5.33
Increase                                                        $0.46

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                     $0.13
From capital gains                                              $  --
Total distributions                                             $0.13

Total return*  11.17%**
* The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.


IDS GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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  The 10 Largest Holdings

                                          Percent              Value
                                   (of net assets)      (as of Oct. 31, 1998)

 Mannesmann (Germany)                     2.22%             $2,380,687

 General Electric (United Kingdom)        1.88               2,019,553

 Safeway (United States)                  1.85               1,990,435

 Credito Italiano (Italy)                 1.85               1,989,928

 Novartis (Switzerland)                   1.76               1,888,276

 Fannie Mae                               1.69               1,813,508

 Federal Republic of Germany (Germany)    1.68               1,801,351
 2.45% 2002

 Intl Business Machines (United States)   1.65               1,775,313

 MCI WorldCom (United States)             1.61               1,734,850

 Walgreen (United States)                 1.59               1,708,931

Excludes U.S. Treasury and government agencies debt holdings.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) Pie chart

The 10 holdings listed here make up 17.78% of net assets

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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  Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.
All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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                        The Fund's Long-term Performance

How $10,000 has grown in IDS Global Balanced Fund

$20,000


                                       MSCI World Index

$10,000                                                               $11,400
                 Salomon Brothers                                Global Balanced
 $9,500               World Gov't                                           Fund
                       Bond Index                                        Class A



12/1/96    1/97    4/97    7/97    10/97    1/98     4/98     7/98      10/98

 Average annual total return (as of Oct. 31, 1998):
                                            1 year             Since inception*

 Class A                                     +5.46%                 +6.90%
 Class B                                     +6.18%                 +7.01%
 Class Y                                    +11.17%                 +9.88%
* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $401. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI World Index and the Salomon Brothers World Government Bond Index. In comparing IDS Global Balanced Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) World Index, an unmanaged market index, compiled from a composite of over 1500 companies listed on the stock exchange of North America, Europe, New Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities.

Salomon Brothers World Government Bond Index, an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world government bond securities.


    (This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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The  financial   statements   contained  in  Post-Effective   Amendment  #31  to
Registration Statement No. 811-5696 filed on or about December 28, 1998, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below was reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Global Balanced Fund
Fiscal year ended Oct. 31, 1998

Class A

Income distribution taxable as dividend income, 14.41% qualifying for deduction for corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.04499
March 27, 1998                                                  $0.01889
June 26, 1998                                                   $0.03510
Sept. 25, 1998                                                  $0.02225
Total                                                           $0.12123

Capital gain distributions taxable for long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.00018
Total distributions                                             $0.12141

The distribution of $0.04517 per share, payable Dec. 29, 1997, consisted of $0.03285 from net investment income, $0.01214 from net short-term capital gains (a total of $0.04499 taxable as dividend income) and $0.00018 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $0.00000 and 20% -- $0.00018.

IDS GLOBAL BALANCED FUND  (This annual report is not part of the prospectus.)

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Class B

Income distribution taxable as dividend income, 14.41% qualifying for deduction for corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.03570
March 27, 1998                                                  $0.00959
June 26, 1998                                                   $0.02490
Sept. 25, 1998                                                  $0.01182
Total                                                           $0.08201

Capital gain distributions taxable for long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.00018
Total distributions                                             $0.08219

The distribution of $0.03588 per share, payable Dec. 29, 1997, consisted of $0.02356 from net investment income, $0.01214 from net short-term capital gains (a total of $0.03570 taxable as dividend income) and $0.00018 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $0.00000 and 20% -- $0.00018.

    (This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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Class Y
Income distribution taxable as dividend income, 14.41% qualifying for deduction for corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.04638
March 27, 1998                                                  $0.02038
June 26, 1998                                                   $0.03688
Sept. 25, 1998                                                  $0.02405
Total                                                           $0.12769

Capital gain distributions taxable for long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.00018
Total distributions                                             $0.12787

The distribution of $0.04656 per share, payable Dec. 29, 1997, consisted of $0.03424 from net investment income, $0.01214 from net short-term capital gains (a total of $0.04638 taxable as dividend income) and $0.00018 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $0.00000 and 20% -- $0.00018.

IDS GLOBAL BALANCED FUND   (This annual report is not part of the prospectus.)

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S-6352 C (12/98)

IDS Global Balanced Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.